Osterweis Strategic Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 61.2%	Par	Value
Automobile Components - 2.8%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (a)	$14,650,000	$15,110,117
7.50%, 02/15/2033 (a)	31,000,000	32,017,045
American Axle & Manufacturing, Inc.
6.88%, 07/01/2028	33,511,000	33,674,768
7.75%, 10/15/2033 (a)	29,000,000	29,567,594
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	14,500,000	14,179,820
6.63%, 07/15/2030	38,082,000	39,024,910
		163,574,254

Automobiles - 1.1%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,434,830
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026	14,000,000	14,032,244
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (a)	33,400,000	32,689,606
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	10,000,000	9,646,377
		66,803,057

Banks - 0.4%
Bancorp, Inc., 7.38%, 09/01/2030	19,500,000	20,281,879

Beverages - 0.4%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (a)	25,728,000	25,061,107

Building Products - 1.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (a)	37,338,000	37,422,123
Griffon Corp., 5.75%, 03/01/2028	60,288,000	60,442,096
		97,864,219

Chemicals - 0.9%
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	7,050,000	6,839,697
5.63%, 10/15/2028 (a)	31,700,000	20,644,625
12.00%, 02/15/2031 (a)	19,750,000	13,987,938
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (a)	17,500,000	12,152,567
		53,624,827

Commercial Services & Supplies - 2.1%
Deluxe Corp.
8.00%, 06/01/2029 (a)	33,721,000	34,408,638
8.13%, 09/15/2029 (a)	23,450,000	24,733,390
Pitney Bowes, Inc., 7.25%, 03/15/2029 (a)	62,645,000	63,648,187
		122,790,215

Computers & Peripherals - 1.0%
CPI CG, Inc., 10.00%, 07/15/2029 (a)	29,196,000	31,071,219
Western Digital Corp., 4.75%, 02/15/2026	13,029,000	13,082,549
Xerox Corp., 10.25%, 10/15/2030 (a)	15,000,000	14,426,229
		58,579,997

Construction & Engineering - 3.1%
APi Group DE, Inc., 4.13%, 07/15/2029 (a)	26,650,000	26,042,609
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	51,157,000	51,392,946
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	30,747,000	30,151,806
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)	46,500,000	46,664,657
Tutor Perini Corp., 11.88%, 04/30/2029 (a)	24,500,000	27,311,366
		181,563,384

Consumer Finance - 3.4%
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (a)	29,500,000	29,593,692
Enova International, Inc.
11.25%, 12/15/2028 (a)	11,750,000	12,435,521
9.13%, 08/01/2029 (a)	43,950,000	46,804,860
EZCORP, Inc., 7.38%, 04/01/2032 (a)	23,500,000	24,991,099
FirstCash, Inc.
4.63%, 09/01/2028 (a)	15,000,000	14,970,223
5.63%, 01/01/2030 (a)	19,500,000	19,657,774
6.88%, 03/01/2032 (a)	24,500,000	25,515,567
OneMain Finance Corp., 7.13%, 03/15/2026	23,917,000	24,171,716
		198,140,452

Consumer Staples Distribution & Retail - 4.4%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)	45,765,000	42,583,243
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	62,750,000	65,947,044
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)	57,195,000	57,310,991
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	67,549,000	67,936,731
US Foods, Inc., 4.75%, 02/15/2029 (a)	23,384,000	23,286,407
		257,064,416

Containers & Packaging - 0.3%
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	15,025,000	14,977,437

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (a)	7,800,000	7,544,733

Energy Equipment & Services - 0.8%
HMH Holding BV, 7.88%, 12/17/2028 (a)	21,400,000	21,921,214
Tidewater, Inc., 9.13%, 07/15/2030 (a)	24,000,000	25,778,290
		47,699,504

Entertainment - 0.8%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (a)	46,177,000	48,102,211

Financial Services - 1.4%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	25,489,000	25,351,614
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031 (a)(b)	21,807,000	13,957,658
United Wholesale Mortgage LLC
5.75%, 06/15/2027 (a)	10,000,000	10,063,430
5.50%, 04/15/2029 (a)	20,820,000	20,698,305
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	12,500,000	12,486,072
		82,557,079

Food Products - 0.5%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	27,438,000	26,470,830

Ground Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027 (a)	24,500,000	25,094,370

Health Care Equipment & Supplies - 0.9%
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	50,334,000	51,523,040

Health Care Providers & Services - 1.1%
Accendra Health, Inc., 4.50%, 03/31/2029 (a)	52,310,000	35,533,733
AMN Healthcare, Inc., 6.50%, 01/15/2031 (a)	29,500,000	29,528,527
		65,062,260

Hotels, Restaurants & Leisure - 2.0%
NCL Corp. Ltd., 5.88%, 02/15/2027 (a)	55,490,000	55,739,972
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026 (a)	61,302,000	61,401,312
		117,141,284

Household Durables - 3.4%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	40,389,000	42,280,700
Empire Communities Corp., 9.75%, 05/01/2029 (a)	48,250,000	49,828,513
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	6,750,000	6,780,280
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (a)	22,400,000	22,882,115
New Home Co., Inc.
9.25%, 10/01/2029 (a)	52,500,000	54,858,074
8.50%, 11/01/2030 (a)	14,750,000	15,208,769
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	7,750,000	8,176,560
		200,015,011

Industrial Conglomerates - 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	6,885,000	6,899,433

Industrial Power & Renewable Electricity Products - 0.4%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	6,500,000	6,549,738
5.00%, 07/31/2027 (a)	17,150,000	17,250,339
		23,800,077

IT Services - 1.4%
Unisys Corp., 10.63%, 01/15/2031 (a)	79,000,000	80,999,095

Life Sciences Tools & Services - 0.3%
IQVIA, Inc., 5.00%, 10/15/2026 (a)	14,500,000	14,500,348

Machinery - 2.1%
Enpro, Inc., 6.13%, 06/01/2033 (a)	33,604,000	34,757,457
Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)	34,500,000	37,185,879
Wabash National Corp., 4.50%, 10/15/2028 (a)	56,550,000	52,956,084
		124,899,420

Media - 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	22,666,000	22,811,878

Metals & Mining - 4.3%
Century Aluminum Co., 6.88%, 08/01/2032 (a)	27,500,000	28,406,336
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)	51,750,000	55,150,491
Coeur Mining, Inc., 5.13%, 02/15/2029 (a)	66,150,000	65,750,408
Commercial Metals Co., 5.75%, 11/15/2033 (a)	6,750,000	6,906,006
Hecla Mining Co., 7.25%, 02/15/2028	33,967,000	34,213,770
Perenti Finance Pty Ltd., 7.50%, 04/26/2029 (a)	12,000,000	12,506,762
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	49,066,000	45,605,145
		248,538,918

Mortgage Real Estate Investment Trusts - REITS - 2.5%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	26,000,000	27,760,668
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	65,841,000	65,436,099
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (a)	50,341,000	50,522,975
		143,719,742

Oil, Gas & Consumable Fuels - 3.3%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026 (a)	9,880,000	9,982,367
9.75%, 07/15/2028 (a)	64,232,000	65,309,813
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	51,550,000	51,794,415
8.88%, 04/15/2030	10,000,000	10,555,660
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (a)	18,700,000	19,159,590
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (a)	37,030,000	38,581,552
		195,383,397

Passenger Airlines - 4.2%
Allegiant Travel Co., 7.25%, 08/15/2027 (a)	48,569,000	49,278,690
American Airlines, Inc.
7.25%, 02/15/2028 (a)	5,000,000	5,114,003
8.50%, 05/15/2029 (a)	17,234,000	18,038,156
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	51,123,167	51,222,419
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	54,650,000	55,105,574
United Airlines, Inc., 4.38%, 04/15/2026 (a)	63,930,000	63,888,496
		242,647,338

Pharmaceuticals - 0.3%
Harrow, Inc., 8.63%, 09/15/2030 (a)	17,315,000	18,209,579

Professional Services - 1.7%
CACI International, Inc., 6.38%, 06/15/2033 (a)	4,500,000	4,661,679
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	74,500,000	64,447,134
KBR, Inc., 4.75%, 09/30/2028 (a)	29,780,000	29,342,978
		98,451,791

Software - 1.1%
Fair Isaac Corp., 5.25%, 05/15/2026 (a)	36,453,000	36,527,296
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	3,825,000	3,811,494
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (a)	30,000,000	26,250,162
		66,588,952

Specialized REITs - 0.3%
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	20,000,000	20,116,790

Specialty Retail - 3.0%
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (a)	27,080,000	27,331,763
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (a)	54,664,000	54,523,530
Sonic Automotive, Inc., 4.63%, 11/15/2029 (a)	34,500,000	33,894,018
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	57,600,000	57,019,743
		172,769,054

Textiles, Apparel & Luxury Goods - 0.8%
William Carter Co., 7.38%, 02/15/2031 (a)	43,300,000	44,822,861

Trading Companies & Distributors - 1.6%
Herc Holdings, Inc.
7.00%, 06/15/2030 (a)	19,000,000	20,006,777
5.75%, 03/15/2031 (a)	5,500,000	5,587,549
6.00%, 03/15/2034 (a)	3,500,000	3,547,529
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	64,308,000	65,279,244
		94,421,099

Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (a)	25,600,000	23,680,000
TOTAL CORPORATE BONDS (Cost $3,576,929,271)		3,574,795,338

CONVERTIBLE BONDS - 11.8%	Par	Value
Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	6,942,062

Health Care Equipment & Supplies - 0.8%
Haemonetics Corp., 0.00%, 03/01/2026 (c)	48,320,000	47,957,600

Hotel & Resort REITs - 1.3%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	8,600,000	8,320,500
Summit Hotel Properties, Inc., 1.50%, 02/15/2026	70,037,000	69,826,889
		78,147,389

Hotels, Restaurants & Leisure - 3.2%
Airbnb, Inc., 0.00%, 03/15/2026 (c)	76,000,000	75,392,000
Marriott Vacations Worldwide Corp., 0.00%, 01/15/2026 (c)	70,011,000	69,926,987
Vail Resorts, Inc., 0.00%, 01/01/2026 (c)	40,704,000	40,724,352
		186,043,339

Interactive Media & Services - 0.9%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026 (a)	44,250,000	43,588,462
Ziff Davis, Inc., 1.75%, 11/01/2026	10,595,000	10,383,100
		53,971,562

Machinery - 0.1%
JBT Marel Corp., 0.25%, 05/15/2026	3,985,000	4,089,407

Media - 2.2%
Cable One, Inc., 0.00%, 03/15/2026 (c)	69,305,000	68,438,687
Liberty Broadband Corp., 3.13%, 03/31/2053 (a)	60,389,000	59,875,694
		128,314,381

Semiconductors & Semiconductor Equipment - 1.2%
Enphase Energy, Inc., 0.00%, 03/01/2026 (c)	68,000,000	67,320,000

Software - 2.0%
Alarm.com Holdings, Inc., 0.00%, 01/15/2026 (c)	41,165,000	41,267,913
Bentley Systems, Inc., 0.13%, 01/15/2026	74,800,000	74,659,750
		115,927,663
TOTAL CONVERTIBLE BONDS (Cost $688,456,630)		688,713,403

COMMON STOCKS - 0.7%	Shares	Value
Consumer Staples Distribution & Retail - 0.0% (d)
Southeastern Grocers, Inc. (b)(e)	4,649,942	186,202
Tops Holding, Litigation Trust Proceeds (b)(e)	61,582,000	46,248
		232,450

Metals & Mining - 0.7%
Real Alloy Equity (b)(e)	666	42,097,303
TOTAL COMMON STOCKS (Cost $41,151,172)		42,329,753

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 17.4%	Par	Value
Automobiles - 2.2%
Harley-Davidson Financial Services, Inc., 4.44%, 01/16/2026 (a)(f)	25,500,000	25,455,138
Hyundai Capital America, 4.16%, 01/09/2026 (a)(f)	50,000,000	49,952,590
Volkswagen Group of America Finance LLC, 4.17%, 01/05/2026 (a)(f)	55,000,000	54,971,483
		130,379,211

Beverages - 0.7%
Keurig Dr Pepper, Inc., 4.30%, 01/15/2026 (a)(f)	40,000,000	39,937,044

Broadline Retail - 0.8%
Dollarama, Inc., 4.23%, 01/28/2026 (a)(f)	50,000,000	49,843,730

Commercial Services & Supplies - 0.6%
Cintas Corp. No 2, 4.05%, 01/05/2026 (a)(f)	36,945,000	36,925,419

Consumer Finance - 0.8%
American Honda Finance Corp., 4.17%, 01/26/2026 (f)	50,000,000	49,861,810

Consumer Staples Distribution & Retail - 1.8%
Alimentation Couche-Tard, Inc.
4.18%, 01/20/2026 (a)(f)	34,000,000	33,926,176
4.11%, 01/12/2026 (a)(f)	20,000,000	19,974,060
Sysco Corp., 4.14%, 02/17/2026 (a)(f)	50,000,000	49,745,735
		103,645,971

Distributors - 1.9%
Bacardi-Martini BV, 4.31%, 01/22/2026 (a)(f)	60,000,000	59,848,500
Genuine Parts Co., 4.42%, 01/08/2026 (a)(f)	50,000,000	49,954,965
		109,803,465

Diversified Telecommunication Services - 0.4%
Bell Telephone Co. of Canada or Bell Canada, 4.15%, 01/21/2026 (a)(f)	25,000,000	24,944,235

Electric Utilities - 0.8%
Brookfield Infrastructure Holdings Canada, Inc., 4.15%, 01/13/2026 (f)	49,000,000	48,929,651

Financial Services - 0.9%
Bunge Ltd. Finance Corp., 4.13%, 01/07/2026 (a)(f)	54,000,000	53,959,678

Food Products - 0.9%
McCormick & Co., Inc./MD, 4.09%, 01/02/2026 (a)(f)	50,000,000	49,989,710

Ground Transportation - 1.0%
Canadian Pacific Railway Co., 4.14%, 01/05/2026 (a)(f)	18,800,000	18,790,081
Penske Truck Leasing Co. LP
4.14%, 02/09/2026 (f)	22,000,000	21,902,223
4.11%, 01/09/2026 (f)	20,000,000	19,980,478
		60,672,782

Health Care Providers & Services - 0.9%
HCA, Inc., 4.32%, 01/06/2026 (a)(f)	50,000,000	49,966,905

Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc./MD, 4.02%, 01/21/2026 (a)(f)	50,000,000	49,884,895

Machinery - 1.0%
PARKER-HANNIFIN CORP, 4.08%, 01/20/2026 (f)	50,000,000	49,893,380
Parker-Hannifin Corp., 4.08%, 01/22/2026 (a)(f)	10,000,000	9,976,545
		59,869,925

Metals & Mining - 0.9%
Glencore Funding LLC, 4.08%, 01/05/2026 (a)(f)	50,000,000	49,972,835

Specialized REITs - 0.9%
Extra Space Storage LP, 4.14%, 01/15/2026 (a)(f)	50,000,000	49,919,775
TOTAL COMMERCIAL PAPER (Cost $1,018,517,952)		1,018,507,041

MONEY MARKET FUNDS - 7.8%	Shares	Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.59% (g)	154,621,330	154,621,330
First American US Treasury Money Market Fund - Class X, 3.62% (g)	145,525,957	145,525,957
MSILF Treasury Securities Portfolio - Institutional Class, 3.62% (g)	154,621,330	154,621,330
TOTAL MONEY MARKET FUNDS (Cost $454,768,617)		454,768,617

TOTAL INVESTMENTS - 98.9% (Cost $5,779,823,642)		5,779,114,152
Other Assets in Excess of Liabilities - 1.1%		63,057,615
TOTAL NET ASSETS - 100.0%		$5,842,171,767

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $4,158,433,466 or 71.2% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $56,287,411 or 1.0% of net assets as of December 31, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown is the annualized yield as of December 31, 2025.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Osterweis Strategic Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$3,560,837,680	$13,957,658	$3,574,795,338
Convertible Bonds	–	688,713,403	–	688,713,403
Common Stocks	–	–	42,329,753	42,329,753
Commercial Paper	–	1,018,507,041	–	1,018,507,041
Money Market Funds	454,768,617	–	–	454,768,617
Total Investments	$454,768,617	$5,268,058,124	$56,287,411	$5,779,114,152

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$63,744,559
Purchases	(945,594)
Change in unrealized appreciation/depreciation	(6,511,554)
Amortization/(Accretion)	0
Ending balance as of December 31, 2025	$56,287,411
$0
Change in unrealized appreciation/depreciation still held as of December 31, 2025	$(6,511,554)
0

Description	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$13,957,658	Discounted Cash Flow	Adjustment to Yield	300 bps
Common Stocks		Market Data	Last Trade Price	$63,250
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.040044
	$42,329,753	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514